Expense Example - Managed Futures Strategy HV Fund	I 1 Year	I 3 Years	I 5 Years	I 10 Years	N 1 Year	N 3 Years	N 5 Years	N 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	171	551	955	2,086	196	623	1,076	2,331	161	518	899	1,969